Reporting Segments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information
Property-liability insurance premiums									$ 25,942	$ 25,957	$ 26,194
Life and annuity premiums and contract charges									2,238	2,168	1,958
Net investment income									3,971	4,102	4,444
Realized capital gains and losses									503	(827)	(583)
Consolidated revenues	8,236	8,242	8,081	8,095	8,087	7,908	7,656	7,749	32,654	31,400	32,013
Property-Liability
Segment Reporting Information
Property-liability insurance premiums									25,942	25,957	26,194
Net investment income									1,201	1,189	1,328
Realized capital gains and losses									85	(321)	(168)
Consolidated revenues									27,228	26,825	27,354
Property-Liability | Total auto
Segment Reporting Information
Property-liability insurance premiums									17,299	17,435	17,608
Property-Liability | Standard auto
Segment Reporting Information
Property-liability insurance premiums									16,500	16,530	16,642
Property-Liability | Non-standard auto
Segment Reporting Information
Property-liability insurance premiums									799	905	966
Property-Liability | Homeowners
Segment Reporting Information
Property-liability insurance premiums									6,200	6,078	6,077
Property-Liability | Other personal lines
Segment Reporting Information
Property-liability insurance premiums									2,443	2,442	2,510
Allstate Protection
Segment Reporting Information
Property-liability insurance premiums									25,942	25,955	26,195
Discontinued Lines and Coverages
Segment Reporting Information
Property-liability insurance premiums										2	(1)
Allstate Financial
Segment Reporting Information
Life and annuity premiums and contract charges									2,238	2,168	1,958
Net investment income									2,716	2,853	3,064
Realized capital gains and losses									388	(517)	(431)
Consolidated revenues									5,342	4,504	4,591
Allstate Financial | Total life and annuity premiums
Segment Reporting Information
Life and annuity premiums and contract charges									1,190	1,138	969
Allstate Financial | Traditional life insurance
Segment Reporting Information
Life and annuity premiums and contract charges									441	420	407
Allstate Financial | Immediate annuities with life contingencies
Segment Reporting Information
Life and annuity premiums and contract charges									106	97	102
Allstate Financial | Accident and health insurance:
Segment Reporting Information
Life and annuity premiums and contract charges									643	621	460
Allstate Financial | Total contract charges
Segment Reporting Information
Life and annuity premiums and contract charges									1,048	1,030	989
Allstate Financial | Interest-sensitive life insurance
Segment Reporting Information
Life and annuity premiums and contract charges									1,015	991	944
Allstate Financial | Fixed annuities
Segment Reporting Information
Life and annuity premiums and contract charges									33	39	45
Corporate and Other
Segment Reporting Information
Service fees									7	11	9
Net investment income									54	60	52
Realized capital gains and losses									30	11	16
Total Corporate and Other before reclassification of service fees									91	82	77
Reclassification of service fees									(7)	(11)	(9)
Consolidated revenues									$ 84	$ 71	$ 68